PROVISIONS - Future Disbursements (Details) - Dec. 31, 2022 $ in Millions, $ in Millions	CAD ($)	USD ($)
Disclosure of other provisions [line items]
Undiscounted amounts required	$ 290.7	$ 96.5
Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	290.7
Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted amounts required		96.5
Not later than one year | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	3.0
Not later than one year | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted amounts required		3.3
2024 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	3.0
2024 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted amounts required		3.3
2025 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	16.0
2025 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted amounts required		2.4
2026 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	12.5
2026 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted amounts required		3.4
2027 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	7.7
2027 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted amounts required		3.2
2028 onwards | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	$ 248.5
2028 onwards | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted amounts required		$ 80.9